Accounts Receivable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts Receivable
19.	ACCOUNTS RECEIVABLE

	December 31, 2021	December 31, 2020
Accounts receivable	6,639	3,451
Allowance for expected credit losses and impaired receivables	(28)	(46)

	6,611	3,405

Set out below is the movement in the allowance for expected credit losses of accounts receivable:

	2021	2020
Balance at the beginning of the year	(46)	(83)
Allowance for expected credit losses	(68)	(20)
Amounts written off during the year as uncollectable	86	57

Balance at the end of the year	(28)	(46)

Information about the Group’s exposure to credit and market risks is presented in note 29.